SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥)	Mar. 31, 2020	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0	$ 0
Value-added tax receivable from customers	0	0	$ 97,287
Accounts receivable, except for the principle of factoring as percentage collected					0.07%
Payment of income tax | ¥				¥ 100,000
Interest and penalties	0	0	0
Research and development expenses
Antidilutive securities excluded from computation of earnings per share, amount | shares	0	0	0
Net loss	$ 2,145,530	$ 9,075,353	$ 61,995,758
Retained earnings	36,683,506	34,537,976	25,379,698			$ 36,653,460
Cash and cash equivalents	221,312	3,274,287	13,567
Net cash used in operating activities	4,854,519	3,818,665	1,071,379
Proceeds from Issuance of Private Placement	$ 3,599,502	$ 4,278,000
Freight App Inc [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares	1,542,828	1,685,827
Net loss	$ 8,200,805	$ 5,851,976
Retained earnings	21,800,763	13,599,958
Cash and cash equivalents	3,152,993	2,766,491
Net cash used in operating activities	5,929,734	3,413,162
Cash, FDIC Insured Amount	250,000
Cash, Uninsured Amount	2,661,919	2,249,070
Accounts Receivable, Allowance for Credit Loss	77,483	0
Marketing and Advertising Expense	$ 421	$ 10,257
Freight App Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage	35.00%	11.00%
Freight App Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage	15.00%	12.00%
Freight App Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage		13.00%
Freight App Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage	37.00%	13.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of statutory surplus reserve after tax net income	50.00%
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of residual value	5.00%			5.00%
Furniture [Member]
Property, Plant and Equipment [Line Items]
Percentage of residual value	5.00%			5.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Percentage of residual value	0.00%			0.00%
Third Parties [Member]
Property, Plant and Equipment [Line Items]
Allowance for loans to third party	$ 0	$ 41,782,173	$ 39,402,683			$ 7,119,594